FINANCIAL ASSETS AND LIABILITIES - Summary of Credit Risk Rating (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of external credit grades [line items]
Credit rating	R$ 20,106,975	R$ 25,354,053
AAA credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	16,769,858	23,080,390
AA credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	3,133,455	2,239,266
A credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	138,478
BBB
Disclosure of external credit grades [line items]
Credit rating		34,397
Not rated [member]
Disclosure of external credit grades [line items]
Credit rating	R$ 65,184